Financial commitments	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Financial commitments
Financial commitments
As of December 31, 2018, and 2017, the Company was committed to making the following payments under non-cancellable operating leases related to its facilities.

	Land and Buildings	Land and Buildings
	2018	2017
	£'000s	£'000s
Operating lease obligations:
Within one year	572	291
Between one and five years	28	277
Total	600	568